ACQUISITION (Schedule of Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future amortization expense:
2018	$ 855
2019	764
2020	690
2021	629
2022	579
2023-2028	$ 2,682